Trade and other receivables (Details 2) $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Total [Member]
Statement [Line Items]
Percentage of representation	100.00%	100.00%	100.00%	100.00%
Total	$ 31,231,000,000		$ 34,677,000,000
Non-past Due [Member]
Statement [Line Items]
Total	6,917,000,000		9,265,000,000
Allowance [Member]
Statement [Line Items]
Total	1,026,000,000		1,638,000,000
Up To 3 Months [Member]
Statement [Line Items]
Total	1,996,000,000		1,834,000,000
From 3 To 6 Months [Member]
Statement [Line Items]
Total	$ 254,000,000		602,000,000
Over 6 Months [Member]
Statement [Line Items]
Total		$ 727	$ 1,112,000,000
Non Pastdue [Member]
Statement [Line Items]
Total		$ 27,228		$ 29,491
Lease And Services [Member]
Statement [Line Items]
Percentage of representation	34.60%	34.60%	41.49%	41.49%
Total	$ 10,812,000,000		$ 14,389,000,000
Lease And Services [Member] | Allowance [Member]
Statement [Line Items]
Total	978,000,000		1,576,000,000
Lease And Services [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	$ 1,956,000,000			$ 1,834
Lease And Services [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total		$ 254		$ 602
Lease And Services [Member] | Over 6 Months [Member]
Statement [Line Items]
Total		$ 707	$ 1,112,000,000
Sale of Properties and Developments [Member]
Statement [Line Items]
Percentage of representation	44.70%	44.70%	42.19%	42.19%
Total	$ 13,958,000,000		$ 14,631,000,000
Sale of Properties and Developments [Member] | Non-past Due [Member]
Statement [Line Items]
Total		$ 13,898	14,631,000,000
Sale of Properties and Developments [Member] | Allowance [Member]
Statement [Line Items]
Total	$ 0		0
Sale of Properties and Developments [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total		40	0
Sale of Properties and Developments [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total		0	0
Sale of Properties and Developments [Member] | Over Six Months [Member]
Statement [Line Items]
Total		$ 20	$ 0
Agricultural Products [Member]
Statement [Line Items]
Percentage of representation	20.70%	20.70%	16.31%	16.31%
Total	$ 6,461,000,000		$ 5,657,000,000
Agricultural Products [Member] | Non-past Due [Member]
Statement [Line Items]
Total	6,413,000,000		5,595,000,000
Agricultural Products [Member] | Allowance [Member]
Statement [Line Items]
Total	$ 48,000,000		62,000,000
Agricultural Products [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total		$ 0	0
Agricultural Products [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total		0	0
Agricultural Products [Member] | Over 6 Months [Member]
Statement [Line Items]
Total		$ 0	$ 0